Employee Retirement Plans (Contributions and Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total benefit plan payments	$ 32.4
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		40.5	49.8
Benefit payments on plans		58.5	55.8
Pension Plans, Defined Benefit [Member] | Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	28.5
Pension Plans, Defined Benefit [Member] | Non-qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit payments on plans	3.5
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		0.5	1.3
Benefit payments on plans	$ 0.4	$ 0.7	$ 1.6